TAXES - Schedule of Reconciliation of Statutory Rates to Effective Tax Rate (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
China Statutory income tax rate	25.00%	25.00%
Non-taxable items	0.00%	(0.10%)
Non-PRC entity not subject PRC income tax	(18.90%)	(20.40%)
Effect of tax holiday and preferential tax rate	(4.70%)	(3.60%)
Change in valuation allowance	(1.70%)	(1.70%)
Others	0.00%	(0.10%)
Effective tax rate	(0.30%)	(0.90%)